Accounts Payable And Accrued Liabilities - Summary of Detailed Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 99,197	$ 45,057
Capital related	7,056	18,833
Accrued interest	390	1,553
Value added and income taxes payable	23,900	1,761
Accounts payable and accrued liabilities current	$ 130,543	$ 67,204